Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
Bond placement
The bank has placed the following bonds in the local market:

Serie	Currency	Rate	Placement date	Amount
AA18	UF	3.30%	01-10-25	1,300,000
Subsidiaries and Associated entities
Pago Nxt Payments Chile SpA has signed an agreement with Santander Global Technology and Operations Chile Limitada (related company) to transfer its assets, contracts and employees with effect from January 2025. Therefore, the company Pago Nxt Payments Chile SpA will no longer be part of the consolidation perimeter since that date.
On February 6, 2025, the FMC approved the Bank's request to increase the capital of its subsidiary Santander S.A. Sociedad Securitizadora.
Other
On January 28, 2025, at the Board of Directors meeting, the Directors agreed that Mr. Andrés Trautmann Buc will take over as CEO and Country Head. replacing Mr. Román Blanco as of July 1, 2025. Until then, Mr. Blanco will remain CEO of the Bank, while Mr. Trautmann Buc.will continue as Executive Vice-President of Corporate and Investment Banking.
Consolidated Financial Statements issuance
On February 27, 2025, these Consolidated Financial Statements were approved by the Board of Directors.
There are no other subsequent events that need to be disclosed occurred between January 1, 2025 and the date of issuance of these Consolidated Financial Statements (February 27, 2025).